Share Based Payment - Schedule of Share Option Activity (Details) - Equity Option [Member] - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 01, 2024	Dec. 31, 2024
Schedule of Share Option Activity [Line Items]
Number of Share Options, Beginning	1,069,128	1,069,128
Weighted Average Exercise Price, Beginning	$ 2.26	$ 2.3
Weighted average remaining contractual life (years) , Beginning	8 years	6 years 8 months 4 days
Intrinsic value, Beginning	$ 62
Number of Share Options, Exercisable		936,968
Weighted Average Exercise Price, Exercisable		$ 2.34
Weighted average remaining contractual life (years), Exercisable		6 years 6 months 7 days
Intrinsic value, Exercisable
Number of Share Options, Granted		9,000
Weighted Average Exercise Price, Granted		$ 1.27
Weighted average remaining contractual life (years), Granted		10 years
Number of Share Options, Forfeited		(9,000)
Weighted Average Exercise Price, Forfeited		$ 0.96
Weighted average remaining contractual life (years), Forfeited
Intrinsic value, Forfeited